LICENSES (Detail Textuals) - CAD ($)		12 Months Ended
	Oct. 15, 2018	Nov. 30, 2019	Nov. 30, 2018
Licenses [Abstract]
Currency translation adjustment		$ 100,636	$ 105,677
Number of common shares issued for licenses	888,000		888,000
Amount of common shares issued for licenses		4,880,639	$ 4,880,639
Amortization licenses cost		$ 1,819,596	$ 603,718
Minimum term of corresponding agreements		1 year
Maximum term of corresponding agreements		10 years